CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2019
CASH AND CASH EQUIVALENTS
Schedule of cash and cash equivalents

		2018		2019
		Balance		Balance
		Foreign currency		Foreign currency
	Currency	(in millions)	Rupiah equivalent	(in millions)	Rupiah equivalent
Cash on hand	Rp		36		37
Cash in banks
Related parties
PT Bank Mandiri (Persero) Tbk. (“Bank Mandiri”)	Rp	—	1,199	—	1,407
	US$	10	139	9	122
	EUR	1	20	1	23
	HKD	1	1	0	1
	JPY	8	1	1	0
	AUD	0	0	0	0
PT Bank Negara Indonesia (Persero) Tbk. (“BNI”)	Rp	—	791	—	1,033
	US$	2	28	6	86
	EUR	0	0	0	0
	SGD	0	0	0	0
PT Bank Rakyat Indonesia (Persero) Tbk. (“BRI”)	Rp	—	728	—	198
	US$	2	31	3	44
PT Bank Tabungan Negara (Persero) Tbk. (“BTN”)	Rp	—	342	—	51
PT Bank Pembangunan Daerah (“BPD”)	Rp	—	43	—	121
Others	Rp	—	15	—	20
	US$	0	0	0	0
Sub-total			3,338		3,106
Third parties
PT Bank Permata Tbk. (“Bank Permata”)	Rp	—	218	—	335
	US$	2	30	4	62
PT Bank HSBC Indonesia ("HSBC")	Rp	—	1	—	3
The Hongkong and Shanghai Banking Corporation Ltd. ("HSBC Hongkong")	US$	12	181	14	188
	HKD	5	9	6	10
Standard Chartered Bank (“SCB”)	Rp	—	0	—	0
	US$	10	148	11	150
	SGD	1	14	1	7
PT Bank Bukopin Tbk. (“Bank Bukopin”)	Rp	—	6	—	76
	US$	0	0	0	0
Others	Rp	—	165	—	358
	US$	8	115	8	113
	EUR	1	20	1	17
	TWD	17	8	27	13
	MYR	6	21	4	12
	AUD	0	2	1	7
	SGD	2	14	0	3
	MOP	0	0	0	1
	HKD	0	0	0	0
Sub-total			952		1,355
Total cash in banks			4,290		4,461
Time deposits
Related parties
BNI	Rp	—	2,640	—	2,693
	US$	58	837	32	450
BRI	Rp	—	1,911	—	2,561
	US$	47	676	36	500
BTN	Rp	—	2,559	—	2,733
	US$	31	446	4	49
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk. (“BJB”)	Rp	—	1,295	—	1,394
Bank Mandiri	Rp	—	611	—	1,129
	US$	16	230	16	215
Others	Rp	—	1	—	11
Sub-total			11,206		11,735

Third parties
PT Bank CIMB Niaga Tbk. (“Bank CIMB Niaga”)	Rp	—	190	—	992
	US$	—	—	29	398
PT Bank Mega Tbk. (“Bank Mega”)	Rp	—	365	—	400
PT Bank Muamalat Indonesia Tbk.	Rp	—	40	—	20
Bank Bukopin	Rp	—	248	—	10
PT Bank Tabungan Pensiunan Nasional Tbk. (“BTPN”)	Rp	—	181	—	1
	US$	25	363	—	—
United Overseas Bank Limited (“UOB Singapore”)	US$	30	429	—	—
Others	Rp	—	52	—	46
	US$	—	—	8	112
	MYR	11	39	9	30
Sub-total			1,907		2,009
Total time deposits			13,113		13,744
Allowance for expected credit losses			(4)		(1)
Total cash and cash equivalents			17,435		18,241

Schedule of interest rates on time deposits

	2018	2019
Rupiah	2.60% ‑ 9.25%	4.00% ‑ 9.25%
Foreign currencies	0.50% ‑ 3.75%	0.50% ‑ 3.30%